Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2012	December 31, 2011
VAT and other tax credits	1,429	1,285
Insurance claims receivable, net	1,497	917
Deferred insurance premiums	1,635	1,047
Prepaid charter-in hire	112	203
Advances to suppliers	550	57
Other	3,746	3,454

Total prepaid expenses and other current assets	$ 8,969	$ 6,963

See note 2(f) for insurance claims receivable.